Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of investment in the Company’s Trust Account
	Carrying Value/Amortized Cost	Amortization of Bond Discount	Gross Unrealized Gain	Fair Value as of March 31, 2021
U.S. Money Market Mutual Funds	$86,251,323	$—	$—	$86,251,323
U.S. Treasury Bills	86,253,272	4,167	1,898	86,255,170
	$172,504,595	$4,167	$1,898	$172,506,493

Schedule of basic and diluted net loss per share
	For the nine months ended December 31, 2021		For the nine months ended December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(6,007,472)	$(1,501,868)	$—	$(114)

Denominator:
Weighted-average shares outstanding	17,250,000	4,312,500	—	4,312,500

Basic and diluted net loss per share	$(0.35)	$(0.35)	$—	$(0.00)
	For the three months ended December 31, 2021		For the three months ended December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$288,567	$72,142	$—	$(114)

Denominator:
Weighted-average shares outstanding	17,250,000	4,312,500	—	4,312,500

Basic and diluted net loss per share	$0.02	$0.02	$—	$(0.00)

Growth capital acquisition corp. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of investment in the Company’s Trust Account
	Carrying Value/Amortized Cost	Amortization of Bond Discount	Gross Unrealized Gain	Fair Value as of March 31, 2021
U.S. Money Market Mutual Funds	$86,251,323	$—	$—	$86,251,323
U.S. Treasury Bills	86,253,272	4,167	1,898	86,255,170
	$172,504,595	$4,167	$1,898	$172,506,493

Schedule of basic and diluted net loss per share
	For the twelve months ended March 31, 2021		For the twelve months ended March 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$3,222,033	$5,039,591	$—	$(9,715)

Denominator:
Weighted-average shares outstanding	2,741,096	4,312,500	—	4,312,500
Basic and diluted net income (loss) per share	$1.17	$1.17	$(0.00)	$(0.00)

Schedule of common stock reflected in the balance sheet
Gross proceeds from IPO	$172,500,000
Less:
Proceeds allocated to Public Warrants	(10,608,750)
Class A common stock issuance costs	(4,004,071)
Plus:
Accretion of carrying value to redemption value	14,612,821
Contingently redeemable Class A common stock	$172,500,000